Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Inventories write-down	$ 17,162	$ 16,235
Impairment loss on property, plant and equipment	194,248	204,104
Impairment loss on investment in associates	1,192	4,671
Provision for accounts receivable, prepayments to suppliers and other assets	71,896	67,649
Accruals	12,413	12,757
Capital lease obligation	745	1,096
Deferred revenue	24,485	28,148
Net operating loss carry forwards	625,470	534,294
Government subsidy	10,773	10,811
Derivative financial instruments	842	1,255
Total gross deferred income tax assets	959,226	881,020
Less: valuation allowance	(941,239)	(865,010)	(459,503)	(196,994)
Deferred income tax assets, net of valuation allowance	17,987	16,010
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,421)	(9,166)
- Property, plant and equipment	(6,632)	(1,736)
- Change in fair value of available-for-sale investment	0	(1,225)
- Investment in an associate	(33,035)	(310)
Total gross deferred income tax liabilities	(49,088)	(12,437)
Net deferred income tax asset/(liabilities)	(31,101)	3,573
Deferred income tax assets:
- Current	1,012	215
- Non-current	2,394	4,059
Deferred income tax liability:
- Current	0	(486)
- Non-current	$ (34,507)	$ (215)